Company's subsidiaries (Tables)	12 Months Ended
Dec. 31, 2024
Company's subsidiaries
Schedule of information on the Company's direct and indirect subsidiaries
		December 31, 2024		December 31,2023		December 31, 2022
	Country	Direct	Indirect	Direct	Indirect	Direct	Indirect
Subsidiaries		%	%	%	%	%	%
Zenvia Mobile Serviços Digitais S.A.	Brazil	100	-	100	-	100	-
MKMB Soluções Tecnológicas Ltda.	Brazil	-	100	-	100	-	100
Total Voice Comunicação S.A. (i)	Brazil	-	-	-	100	-	100
Zenvia US Corporation (iii)	USA	-	100	-	100	-	100
Zenvia México	Mexico	-	100	-	100	-	100
Zenvia Voice Ltda	Brazil	-	100	-	100	-	100
One to One Engine Desenvolvimento e Licenciamento de Sistemas de Informática S.A.	Brazil	-	100	-	100	-	100
Sensedata Tecnologia Ltda.	Brazil	-	100	-	100	-	100
Zenvia Argentina S.A. (iv)	Argentina	-	100	-	100	-	100
Movidesk S.A.	Brazil	-	100	-	98.04	-	98.04
Rodati Servicios, S.A. de CV (ii)	Mexico	-	-	-	100	-	100
Rodati Motors Central de Informações de Veículos Automotores Ltda.	Brazil	-	100	-	100	-	100

(i)	On July 01, 2024, the subsidiary Total Voice Comunicação S.A. were merged into Zenvia Mobile Serviços Digitais S.A.
(ii)	On November 23, 2024, the subsidiary Rodati Servicios, S.A. de CV were merged intoZenvia México.
(iii)	On February 07, 2024, the subsidiary formerly known as Rodati Motors Corporation changed its legal name to Zenvia US Corporation.
(iv)	On April 19, 2024, the subsidiary formerly known as Rodati Services S.A. changed its legal name to Zenvia Argentina S.A.